UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Carlo Cannell
           -------------------------------------
Address:   P.O. Box 3459
           -------------------------------------
           240 E. Deloney Ave.
           -------------------------------------
           Jackson, WY 83001
           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         02/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           58
Total:
                                      --------------

Form 13F Information Table value     $   561,725
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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

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COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE    SHS OR   SH/  PUT/   INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS              (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------

ACME UNITED CORP CMN           COMMON   004816104    3,514     246,600   SH     SOLE              229,200
AECOM TECHNOLOGY CORPORATION C COMMON   00766t100    2,857     100,000   SH     SOLE              125,000
ALTRA HOLDINGS, INC. CMN       COMMON   02208r106   24,879   1,496,023   SH     SOLE            1,276,123
ARCH COAL INC CMN              COMMON   039380100   16,849     375,000   SH     SOLE              588,400
BRONCO DRILLING COMPANY, INC.  COMMON   112211107    8,539     575,000   SH     SOLE              180,000
CANTEL MEDICAL CORP. CMN       COMMON   138098108    4,301     295,000   SH     SOLE               70,000
CARRIAGE SERVICES, INC. CMN    COMMON   143905107    2,522     286,600   SH     SOLE              409,100
CITIZENS FIRST BANCORP INC DEL COMMON   17461r106    1,400     114,102   SH     SOLE              299,738
CLAYTON HLDGS INC CMN          COMMON   18418n107    5,855   1,132,490   SH     SOLE               40,000
COMFORT SYSTEMS USA INC COMMON COMMON   199908104   27,138   2,123,457   SH     SOLE              465,000
CROWN HOLDINGS INC CMN         COMMON   228368106   27,830   1,085,000   SH     SOLE              270,000
DELTEK INC CMN                 COMMON   24784l105    3,560     233,765   SH     SOLE              290,000
DRUGSTORE.COM INC CMN          COMMON   262241102   17,645   5,346,913   SH     SOLE              318,300
EASTERN INS HLDGS INC CMN      COMMON   276534104    3,902     236,600   SH     SOLE              544,600
ESPEED INC CMN CLASS A         COMMON   296643109   11,328   1,002,446   SH     SOLE              270,000
FUNDTECH LTD CMN               COMMON   m47095100   27,476   2,056,597   SH     SOLE               25,744      442,112
GENERAL CABLE CORP CMN         COMMON   369300108   14,656     200,000   SH     SOLE              100,393
GREENFIELD ONLINE, INC. CMN    COMMON   395150105   16,071   1,100,000   SH     SOLE            2,250,100
HANGER ORTHOPEDIC GROUP CMN    COMMON   41043f208    4,547     413,015   SH     SOLE              398,800
ICO INC (NEW) CMN              COMMON   449293109    5,836     454,547   SH     SOLE               17,950
INGERSOLL-RAND COMPANY CMN CLA COMMON   g4776g101   20,688     445,200   SH     SOLE            1,798,200
KEY ENERGY SERVICES INC CMN    COMMON   492914106   28,320   1,968,000   SH     SOLE            4,576,233
LEE ENTERPRISES INC CMN        COMMON   523768109    6,579     449,078   SH     SOLE              236,600
LENNOX INTERNATIONAL INC CMN   COMMON   526107107   16,568     400,000   SH     SOLE              337,668
MERCER INS GROUP INC CMN       COMMON   587902107    2,068     115,223   SH     SOLE            1,440,800
MET-PRO CORPORATION CMN        COMMON   590876306    6,063     504,399   SH     SOLE            2,180,617
MFRI INC CMN                   COMMON   552721102    6,061     568,065   SH     SOLE              600,462
MOCON INC CMN                  COMMON   607494101    1,011      88,938   SH     SOLE              413,015
MOVIE STAR INC CMN             COMMON   624591103    1,294     808,600   SH     SOLE              380,000
MVC CAPITAL INC CLOSED END FUN COMMON  553829102    50,224   3,111,800   SH     SOLE               69,590      948,700
NATCO GROUP INC CMN CLASS A    COMMON   63227w203    9,476     175,000   SH     SOLE              303,100
NATUS MEDICAL INC DEL CMN      COMMON   639050103   13,545     700,000   SH     SOLE            1,756,617
NEVADA CHEMICALS INC CMN       COMMON   64127c107    2,532     297,829   SH     SOLE              564,000
NGAS RESOURCES, INC. CMN       COMMON   62912t103   12,496   2,219,500   SH     SOLE               42,290
NORTHWEST PIPE COMPANY CMN     COMMON   667746101    6,067     155,000   SH     SOLE              581,822
NOVAMERICAN STEEL INC. CMN     COMMON  66986m100     4,309     999,700   SH     SOLE              866,580
OWENS-ILLINOIS INC CMN         COMMON   690768403   23,803     480,866   SH     SOLE              114,100
PETRO RES CORP CMN             COMMON   71646k106    6,556   3,311,100   SH     SOLE              398,200
QUADRAMED CORPORATION CMN      COMMON   74730w101    2,480   1,326,400   SH     SOLE              535,965
QUALITY DISTRIBUTION INC CMN   COMMON   74756m102    5,685   1,280,349   SH     SOLE               25,340
REDHOOK ALE BREWERY INC CMN    COMMON   757473103      770     115,737   SH     SOLE              269,283
ROBBINS & MYERS INC CMN        COMMON   770196103    1,891      25,000   SH     SOLE              251,500
SAIC, INC. CMN                 COMMON   78390x101   13,486     670,259   SH     SOLE               84,938
SCHMITT INDS INC ORE CMN       COMMON   806870200    1,239     197,615   SH     SOLE              788,000
SHORETEL, INC. CMN             COMMON   825211105    5,089     364,272   SH     SOLE              333,000
SPARTAN MOTORS INC. CMN        COMMON   846819100    1,445     189,100   SH     SOLE               70,000
SUPERIOR ESSEX INC CMN         COMMON   86815v105   21,950     914,589   SH     SOLE            2,163,100
SYNPLICITY INC CMN             COMMON  87160y108     9,680   1,668,967   SH     SOLE              580,880
SYS CMN                        COMMON   785070103    1,220     610,000   SH     SOLE              789,400
T-3 ENERGY SERVICES INC CMN    COMMON   87306e107   24,837     528,329   SH     SOLE              293,829
TETRA TECH INC (NEW) CMN       COMMON   88162g103    3,010     140,000   SH     SOLE              300,000
TFS FINANCIAL CORPORATION CMN  COMMON  87240r107       597      50,000   SH     SOLE            1,469,500
TYCO INTERNATIONAL LTD. CMN    COMMON   g9143x208    4,362     110,000   SH     SOLE              155,000
U.S. CONCRETE INC CMN          COMMON   90333l102    7,693   2,310,193   SH     SOLE              159,300
VALMONT INDUSTRIES INC CMN     COMMON   920253101    3,119      35,000   SH     SOLE              480,866
VERI TEK INTL CORP CMN         COMMON   92342x101    1,598     263,228   SH     SOLE              103,500
WILLDAN GROUP INC CMN          COMMON   96924n100    1,720     250,000   SH     SOLE               40,000
WILLIAMS CONTROLS INC. CMN     COMMON   969465608    1,492      87,200   SH     SOLE              898,600


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